Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Finacial Risk Management Abstract [Abstract]
Summary of Nature and Extent of Risks Arising from Financial Instruments
4.2.1 Overview of credit risk
Credit risk is the risk of loss from the portfolio of assets held due to the counterparty’s default, breach of contract, and deterioration of credit quality. For risk management reporting purposes, the Group considers all factors of credit risk exposure, such as default risk of individual borrowers, country risk, and risk of specific sectors in an integrated way.
4.2.2 Credit risk management
The Group measures the expected loss and economic capital for the assets subject to credit risk management, including on-balance
and
off-balance
assets, and uses them as management indicators. The Group allocates and manages credit risk economic capital limits.
In addition, to prevent excessive concentration of exposures by borrower and industry, the total exposure limit at the Group level is introduced, applied, and managed to control the credit concentration risk.
All of the Kookmin Bank’s loan customers (individuals and corporates) are assigned a credit rating and managed by a comprehensive internal credit evaluation system. For individuals, the credit rating is evaluated by utilizing personal information, income and job information, asset information, and bank transaction information. For corporates, the credit rating is evaluated by analyzing and utilizing financial and non-financial
information which measures current and future corporate value and ability to repay the debt. Also, the extent to which corporates have the ability to meet debt obligations is comprehensively considered.
The credit rating, once assigned, serves as the fundamental instrument in Kookmin Bank’s credit risk management, and is applied in a wide range of credit risk management processes, including credit approval, credit limit management, loan pricing, and assessment of allowances for credit losses. For corporates, Kookmin Bank conducts a regular credit evaluation at least once a year, and the review and supervision departments regularly validate the adequacy of credit ratings to manage credit risks.
KB Kookmin Card Co., Ltd.’s credit scoring system is divided into Application Scoring System (“ASS”) and Behavior Scoring System (“BSS”). For applications that meet the eligibility criteria for card issuance, the card will be issued only if the ASS credit rating is above the standard. KB Kookmin Card Co., Ltd.’s internal information, external information from the credit bureau company and others, and personal information on the application are used to calculate the ASS credit rating. The BSS, which is recalculated on a weekly basis, predicts the delinquency probability of cardholders, and utilizes it to monitor cardholders and portfolio risk.
In order to establish a credit risk management system, the Group manages credit risk by forming a separate risk management organization. In particular, independently of the Sales Group, the Credit Management & Analysis Group of Kookmin Bank, a subsidiary, is in charge of loan policy, loan system, credit rating, credit analysis, follow-up
management, and corporate restructuring. The Risk Management Group of Kookmin Bank is responsible for establishing policies on credit risk management, measuring and limiting internal capital of credit risk, setting credit limits, credit review, and verification of credit rating models.
4.3.1 Overview of liquidity risk
Liquidity risk is a risk that the Group becomes insolvent due to the mismatch between the inflow and outflow of funds, unexpected cash outflows, or a risk of loss due to financing funds at a high interest rate or disposing of securities at an unfavorable price due to lack of available funds. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other inflows and outflows of funds, and off-balance
sheet items related to the inflows and outflows of funds such as currency derivative instruments and others.
4.3.2 Liquidity risk management and indicator
The liquidity risk is managed by risk management policies and liquidity risk management guidelines set forth in these policies that apply to all risk management policies and procedures that may arise throughout the overall business of the Group.
The Group calculates and manages cumulative liquidity gap, liquidity ratio and others for all transactions and off-balance
transactions related to liquidity, that affect the cash flows in Korean won and foreign currency funds raised and operated for the management of liquidity risks and periodically reports them to the Risk Management Council and the Risk Management Committee.
4.4.1 Concept
Market risk refers to risks that can result in losses due to changes in market factors such as interest rate, stock price, and foreign exchange rate, etc., which arise from securities, derivatives, and others. The most significant risks associated with trading positions are interest rate risk, currency risk, and additional risks include stock price risk. The non-trading
position is also exposed to interest rate risk. The Group manages the market risks by dividing them into those arising from the trading position and those arising from the non-trading
position.
4.4.2 Risk management
The Group sets and monitors internal capital limits for market risk and interest rate risk to manage the risks of trading and non-trading
positions. In order to manage market risk efficiently, the Group maintains risk management systems and procedures such as trading policies and procedures, market risk management guidelines for trading positions, and interest rate risk management guidelines for non-trading
positions. The entire process is carried out through consultation with the Risk Management Council and approval by the Risk Management Committee of the Group. However, insurance companies that are engaged in the insurance business are not subject to these guidelines and are monitored by setting internal capital limits for market risk and interest rate risk based on
K-ICS.
In the case of Kookmin Bank, a major subsidiary, the Risk Management Council establishes and enforces overall market risk management policies for market risk management and decides to establish position limits, loss limits, VaR limits, and approves non-standard
new products. In addition, the Market Risk Management Subcommittee, chaired by Chief Risk Officer (“CRO”), is a practical decision-making body for market risk management and determines position limits, loss limits, VaR limits, sensitivity limits, and scenario loss limits for each department of the business group.
Kookmin Bank’s Asset-Liability Management Committee (“ALCO”) determines interest rate and commission operating standards and Asset Liability Management (“ALM”) operation policies and enacts and revises relevant guidelines. The Risk Management Committee and the Risk Management Council monitor the establishment and enforcement of ALM risk management policies and enact and revise ALM risk management guidelines. Interest rate risk limits are set based on future asset and liability positions and expected interest rate volatility, which reflect annual business plans. The Financial Planning Department and the Risk Management Department regularly measure and monitor interest rate risk and report the status and limit of interest rate risk including changes in Economic Value of Equity (“ΔEVE”), changes in Net Interest Income (“ΔNII”), and duration gap to the ALCO and the Risk Management Council on a monthly basis, and to the Risk Management Committee on a quarterly basis. To ensure the adequacy of interest rate risk and liquidity risk management, the Risk Management Department assigns the limits, monitors and reviews the procedures and tasks of ALM operations conducted by the ALM department, and reports related matters to the management independently.
Kookmin Bank is closely monitoring the outputs of various industry groups and markets that manage the transition to the new interest rate benchmark, including announcements by LIBOR regulation authority and various consultative bodies related to the transition to alternative interest rate. In response to these announcements, Kookmin Bank has completed most of the transition and replacement plans according to LIBOR transition programs and plans consisting of major business areas such as finance, accounting, tax, legal, IT, and risk. The program is under the control of the CFO and related matters are reported to the board of directors and consultative bodies with senior management as members. Kookmin Bank continues its efforts as a market participant to actively express opinions so that the index interest rate benchmark reform can be carried out in the direction of minimizing the financial and non-financial
impacts and operational risks and minimizing confusion among stakeholders.
4.4.3.1 Definition of a trading position
The trading position, which is subject to market risk management, is the trading position defined in “Trading Policy and Guidelines” and the basic requirements for the trading position are as follows:
The target position should be made daily fair value assessment and should have no legal constrictions on sale and hedging.

•	The target position has no restrictions on the sale, and the daily fair value assessment should be made, and the embedded significant risk can be hedged in the market.

•	The trading position classification criteria should be clearly defined in the Trading Policy and Guidelines, and the trading position should be managed by a separate trading department.

•	The target position must be operated according to the documented trading strategy and the management of position limit must be carried out.

•
The specialized dealer or operating department shall have the authority to execute the transaction without prior approval from the Risk Management Department, etc. within the predetermined limits of the target position.

•	The target positions should be periodically reported to management for risk management of the Group.
(a) Interest rate risk
Interest rate risk for trading positions usually arises from debt securities. The Group’s trading strategy is to gain short-term trading gains from interest rate fluctuations. The Group manages interest rate risk associated with trading portfolios using sensitivity analysis (Price Value of a Basis Point: PVBP).
(b) Stock price risk
Stock price risk usually arises from the portfolio of trading stocks. The portfolio of trading stocks consists of stocks listed on the exchange and derivatives linked to stocks, collective investment securities and others.
(c) Currency risk
Currency risk arises from holding assets and liabilities which are denominated in foreign currency, and currency-related derivatives. Most of the net foreign currency exposures occur in the US dollars, the Chinese Yuan and the Indonesian Rupiah.
4.5.1 Concept
Operational risk of the Group refers to the risk of loss that may occur due to improper or incorrect internal procedures, personnel, systems or external events. Operational risk management plays a role in enhancing the stability and soundness of financial institutions by managing the appropriate level of capital and supplementing the internal control system.
4.5.2 Risk management
The purpose of operational risk management is not only to comply with supervisory and regulatory requirements, but also to spread risk management culture, strengthen internal control, improve processes, and provide timely feedback to management and all employees. The Parent Company manages the Group’s overall operational risk, and each subsidiary establishes and implements operational risk management policies according to its own risk level and implements and operates related systems. The Group Risk Management Committee establishes and allocates risk capital of operational risk for each subsidiary, and subsidiaries manage operational risks at an appropriate level within the allocated risk capital.

Summary of Maximum Exposure to Credit Risk
The Group’s maximum exposures to credit risk without consideration of collateral values in relation to financial instruments other than equity securities as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Financial assets
Due from financial institutions measured at amortized cost *	￦	27,790,121	￦	32,567,708
Financial assets at fair value through profit or loss:
Due from financial institutions measured at fair value through profit or loss		218,357		476,717
Securities measured at fair value through profit or loss		73,768,636		80,553,348
Loans measured at fair value through profit or loss		1,187,763		1,231,012
Derivatives		11,730,767		8,178,056
Loans measured at amortized cost *		472,071,840		491,978,044
Financial investments:
Securities measured at fair value through other comprehensive income		88,735,996		93,312,419
Securities measured at amortized cost *		37,113,552		35,067,192
Loans measured at fair value through other comprehensive income		1,446,628		1,995,083
Other financial assets *		14,404,227		19,069,696

		728,467,887		764,429,275

Off-balance sheet items
Acceptances and guarantees contracts		16,250,243		15,503,443
Financial guarantee contracts		6,674,740		7,209,320
Commitments		212,695,995		213,477,156

		235,620,978		236,189,919

	￦	964,088,865	￦	1,000,619,194

*	After netting of allowance

Summary of Credit Quality of Loans
Credit qualities of loans as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Loans measured at amortized cost *
Corporate
Grade 1	￦	145,582,892	￦	7,629,290	￦	2,896	￦	—	￦	153,215,078
Grade 2		74,005,609		11,446,162		12,845		—		85,464,616
Grade 3		3,757,237		5,195,235		14,777		—		8,967,249
Grade 4		861,581		1,091,261		28,368		—		1,981,210
Grade 5		18,395		691,118		3,066,032		—		3,775,545

		224,225,714		26,053,066		3,124,918		—		253,403,698

Retail
Grade 1		175,229,905		4,814,560		6,804		—		180,051,269
Grade 2		8,048,905		4,071,783		39,224		—		12,159,912
Grade 3		4,213,155		1,546,848		33,207		—		5,793,210
Grade 4		315,926		368,863		34,997		—		719,786
Grade 5		49,595		867,276		1,182,000		—		2,098,871

		187,857,486		11,669,330		1,296,232		—		200,823,048

Credit card
Grade 1		11,554,106		195,328		—		—		11,749,434
Grade 2		5,528,025		584,962		—		—		6,112,987
Grade 3		2,575,397		1,640,995		—		—		4,216,392
Grade 4		12,202		476,827		—		—		489,029
Grade 5		1,068		320,083		589,481		—		910,632

		19,670,798		3,218,195		589,481		—		23,478,474

		431,753,998		40,940,591		5,010,631		—		477,705,220

Loans measured at fair value through other comprehensive income
Corporate
Grade1		1,402,334		—		—		—		1,402,334
Grade2		44,294		—		—		—		44,294
Grade3		—		—		—		—		—
Grade4		—		—		—		—		—
Grade5		—		—		—		—		—

		1,446,628		—		—		—		1,446,628

		1,446,628		—		—		—		1,446,628

	￦	433,200,626	￦	40,940,591	￦	5,010,631	￦	—	￦	479,151,848

(In millions of Korean won)

	December 31, 2025
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Loans measured at amortized cost *
Corporate
Grade 1	￦	150,735,198	￦	10,805,239	￦	16,285	￦	—	￦	161,556,722
Grade 2		76,244,644		12,311,562		17,076		—		88,573,282
Grade 3		3,875,195		5,515,745		24,507		—		9,415,447
Grade 4		832,704		1,454,812		46,665		—		2,334,181
Grade 5		8,535		731,636		2,744,600		—		3,484,771

		231,696,276		30,818,994		2,849,133		—		265,364,403

Retail
Grade 1		183,746,803		5,416,479		4,490		—		189,167,772
Grade 2		7,703,085		4,084,210		38,468		—		11,825,763
Grade 3		3,861,528		1,248,406		46,491		—		5,156,425
Grade 4		171,910		629,006		53,419		—		854,335
Grade 5		47,663		624,890		1,207,903		—		1,880,456

		195,530,989		12,002,991		1,350,771		—		208,884,751

Credit card
Grade 1		12,184,584		534,917		—		—		12,719,501
Grade 2		4,807,297		994,230		—		—		5,801,527
Grade 3		1,659,545		1,974,678		—		—		3,634,223
Grade 4		10,458		364,706		—		—		375,164
Grade 5		971		276,685		327,015		—		604,671

		18,662,855		4,145,216		327,015		—		23,135,086

		445,890,120		46,967,201		4,526,919		—		497,384,240

Loans measured at fair value through other comprehensive income
Corporate
Grade1		1,973,472		—		—		—		1,973,472
Grade2		21,611		—		—		—		21,611
Grade3		—		—		—		—		—
Grade4		—		—		—		—		—
Grade5		—		—		—		—		—

		1,995,083		—		—		—		1,995,083

		1,995,083		—		—		—		1,995,083

	￦	447,885,203	￦	46,967,201	￦	4,526,919	￦	—	￦	499,379,323

*	Before netting of allowance

Summary of Credit Quality of Loans Graded According to Internal Credit Ratings
Credit qualities of loans graded according to internal credit ratings as of December 31, 2024 and 2025, are as follows:

	Range of probability of default (%)	Retail	Corporate
Grade 1	0.0 ~ 1.0	1 ~ 5 grade	AAA ~ BBB+
Grade 2	1.0 ~ 5.0	6 ~ 8 grade	BBB ~ BB
Grade 3	5.0 ~ 15.0	9 ~ 10 grade	BB- ~ B
Grade 4	15.0 ~ 30.0	11 grade	B- ~ CCC
Grade 5	30.0 ~	12 grade or under	CC or under

Summary of Quantification Extent to Collateral and other Credit Enhancements Mitigate Credit Risk Loans	Quantification of the extent to which collateral and other credit enhancements mitigate credit risk of loans as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
Guarantees	￦	120,868,541	￦	8,349,217	￦	498,290	￦	129,716,048
Deposits and savings		2,792,768		127,130		11,704		2,931,602
Property and equipment		15,498,262		1,071,833		227,196		16,797,291
Real estate		214,770,163		21,195,798		2,167,580		238,133,541

	￦	353,929,734	￦	30,743,978	￦	2,904,770	￦	387,578,482

(In millions of Korean won)	December 31, 2025
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
Guarantees	￦	118,325,461	￦	13,368,234	￦	354,137	￦	132,047,832
Deposits and savings		3,263,931		152,943		10,512		3,427,386
Property and equipment		15,781,206		1,105,274		196,548		17,083,028
Real estate		224,337,077		22,748,365		1,956,575		249,042,017

	￦	361,707,675	￦	37,374,816	￦	2,517,772	￦	401,600,263

Summary of Credit Quality of Securities Excluding Equity Securities
Credit qualities of securities exposed to credit risk other than equity securities among financial investments as of December 31, 2024 and 2025 are as follows:
(In millions of Korean won)

	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Securities measured at amortized cost *
Grade 1	￦	33,733,935	￦	—	￦	—	￦	—	￦	33,733,935
Grade 2		3,396,100		—		—		—		3,396,100
Grade 3		913		—		—		—		913
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		37,130,948		—		—		—		37,130,948

Securities measured at fair value through other comprehensive income
Grade 1		81,797,910		—		—		—		81,797,910
Grade 2		6,933,807		—		—		—		6,933,807
Grade 3		4,279		—		—		—		4,279
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		88,735,996		—		—		—		88,735,996

		￦125,866,944	￦	—	￦	—	￦	—	￦	125,866,944

(In millions of Korean won)

	December 31, 2025
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Securities measured at amortized cost *
Grade 1	￦	31,671,903	￦	—	￦	—	￦	—	￦	31,671,903
Grade 2		3,405,411		—		—		—		3,405,411
Grade 3		7,175		—		—		—		7,175
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		35,084,489		—		—		—		35,084,489

Securities measured at fair value through other comprehensive income
Grade 1		87,153,519		—		—		—		87,153,519
Grade 2		6,158,900		—		—		—		6,158,900
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		93,312,419		—		—		—		93,312,419

	￦	128,396,908	￦	—	￦	—	￦	—	￦	128,396,908

*	Before netting of allowance

Summary of Credit Quality of Securities Excluding Equity Securities According to Credit Ratings External Rating Agencies
Credit qualities of securities other than equity securities, according to the credit ratings by external credit rating agencies as of December 31, 2024 and 2025, are as follows:

	Domestic				Foreign

Credit quality	KIS	NICE P&I	KAP	FnPricing Inc.	S&P	Fitch-IBCA	Moody’s
Grade 1	AA0 t o AAA	AA0 t o AAA	AA0 t o AAA	AA0 t o AAA	A- to AAA	A- to AAA	A3 t o Aaa
Grade 2	A- to AA-	A- to AA-	A- to AA-	A- to AA-	BBB- to BBB+	BBB- to BBB+	Baa3 t o Baa1
Grade 3	BBB0 t o BBB+	BBB0 t o BBB+	BBB0 t o BBB+	BBB0 t o BBB+	BB to BB+	BB to BB+	Ba2 to Ba1
Grade 4	BB0 t o BBB-	BB0 to BBB-	BB0 to BBB-	BB0 t o BBB-	B+ to BB-	B+ to BB-	B1 to Ba3
Grade 5	BB- or under	BB- or under	BB- or under	BB- or under	B or under	B or under	B2 or under

Summary of Credit Quality Due Financial Institutions
Credit qualities of due from financial institutions as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Due from financial institutions measured at amortized cost *
Grade 1	￦	26,483,963	￦	—	￦	—	￦	—	￦	26,483,963
Grade 2		583,640		—		—		—		583,640
Grade 3		62,223		—		—		—		62,223
Grade 4		18		—		—		—		18
Grade 5		661,849		—		—		—		661,849

	￦	27,791,693	￦	—	￦	—	￦	—	￦	27,791,693

(In millions of Korean won)

	December 31, 2025
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Due from financial institutions measured at amortized cost *
Grade 1	￦	30,869,922	￦	—	￦	—	￦	—	￦	30,869,922
Grade 2		789,076		—		—		—		789,076
Grade 3		122,333		—		—		—		122,333
Grade 4		—		—		—		—		—
Grade 5		787,727		—		—		—		787,727

	￦	32,569,058	￦	—	￦	—	￦	—	￦	32,569,058

*	Before netting of allowance

Summary of Quantification Extent Collateral and Credit Enhancements Mitigate Credit Risk Derivatives
Quantification of the extent to which collateral mitigates credit risk of derivative financial instruments as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Deposits, savings, securities, and others	￦	1,437,204	￦	1,794,595

Summary of Groups Regional Loans	Classifications of loans by country as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	December 31, 2024*
	Retail		Corporate	Credit card		Total		%	Allowances		Carrying amount
Korea	￦	193,803,826	￦225,393,574	￦	23,436,170	￦	442,633,570	92.15	￦	(4,119,163)	￦	438,514,407
Europe		—	5,473,894		—		5,473,894	1.14		(61,124)		5,412,770
China		181,539	7,095,199		776		7,277,514	1.52		(30,204)		7,247,310
Japan		—	1,183,745		100		1,183,845	0.25		(2,947)		1,180,898
United States		—	5,350,298		—		5,350,298	1.11		(116,741)		5,233,557
Cambodia		3,575,153	4,315,485		1,114		7,891,752	1.64		(362,314)		7,529,438
Indonesia		1,968,896	4,003,127		34,642		6,006,665	1.25		(596,496)		5,410,169
Others		1,293,634	3,222,768		5,672		4,522,074	0.94		(344,392)		4,177,682

	￦	200,823,048	￦256,038,090	￦	23,478,474	￦	480,339,612	100.00	￦	(5,633,381)	￦	474,706,231

(In millions of Korean won)
	December 31, 2025*
	Retail	Corporate		Credit card		Total		%	Allowances		Carrying amount
Korea	￦201,645,600	￦	240,962,803	￦	23,103,760	￦	465,712,163	93.03	￦	(3,980,768)	￦	461,731,395
Europe	—		5,154,308		—		5,154,308	1.03		(43,112)		5,111,196
China	215,176		6,163,073		532		6,378,781	1.27		(16,091)		6,362,690
Japan	—		1,401,963		107		1,402,070	0.28		(3,668)		1,398,402
United States	—		4,147,154		—		4,147,154	0.83		(43,868)		4,103,286
Cambodia	3,844,218		3,917,299		726		7,762,243	1.55		(505,687)		7,256,556
Indonesia	1,618,552		3,783,985		23,768		5,426,305	1.08		(504,272)		4,922,033
Others	1,561,205		3,059,913		6,193		4,627,311	0.93		(308,730)		4,318,581

	￦208,884,751	￦	268,590,498	￦	23,135,086	￦	500,610,335	100.00	￦	(5,406,196)	￦	495,204,139

*	Amount includes loans measured at fair value through profit or loss, other comprehensive income, and amortized cost.

Summary of Groups Industrial Corporate Loans	Classifications of corporate loans by industry as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	Loans		%	Allowances		Carrying amount
Financial institutions	￦	29,395,390	11.48	￦	(258,612)	￦	29,136,778
Manufacturing		55,635,406	21.73		(602,712)		55,032,694
Service		113,938,671	44.50		(1,132,799)		112,805,872
Wholesale and retail		31,112,210	12.15		(552,209)		30,560,001
Construction		6,782,310	2.65		(279,959)		6,502,351
Public sector		2,460,655	0.96		(66,475)		2,394,180
Others		16,713,448	6.53		(276,057)		16,437,391

	￦	256,038,090	100.00	￦	(3,168,823)	￦	252,869,267

(In millions of Korean won)

	December 31, 2025
	Loans		%	Allowances		Carrying amount
Financial institutions	￦	34,869,986	12.99	￦	(341,248)	￦	34,528,738
Manufacturing		59,136,193	22.02		(549,071)		58,587,122
Service		117,185,024	43.63		(1,098,958)		116,086,066
Wholesale and retail		31,816,635	11.85		(554,985)		31,261,650
Construction		6,399,017	2.38		(258,485)		6,140,532
Public sector		2,653,414	0.98		(60,287)		2,593,127
Others		16,530,229	6.15		(327,004)		16,203,225

	￦	268,590,498	100.00	￦	(3,190,038)	￦	265,400,460

Summary of Groups Retail and Credit Card Loans	Classifications of retail loans and credit card receivables as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	Loans		%	Allowances		Carrying amount
Housing loan	￦	104,273,035	46.49	￦	(283,861)	￦	103,989,174
General loan		96,550,013	43.04		(1,303,956)		95,246,057
Credit card		23,478,474	10.47		(876,740)		22,601,734

	￦	224,301,522	100.00	￦	(2,464,557)	￦	221,836,965

(In millions of Korean won)

	December 31, 2025
	Loans		%	Allowances		Carrying amount
Housing loan	￦	113,218,721	48.80	￦	(352,721)	￦	112,866,000
General loan		95,666,030	41.23		(1,147,533)		94,518,497
Credit card		23,135,086	9.97		(715,904)		22,419,182

	￦	232,019,837	100.00	￦	(2,216,158)	￦	229,803,679

Summary of Credit Risk Industrial Concentration Financial Institutions and Securities Excluding Equity Securities Derivative	Classifications of due from financial institutions, securities other than equity securities, and derivative financial assets by industry as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	Amount		%	Allowances		Carrying amount
Due from financial institutions measured at amortized cost
Finance and insurance	￦	27,791,693	100.00	￦	(1,572)	￦	27,790,121

		27,791,693	100.00		(1,572)		27,790,121

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		59,838	100.00		—		59,838

		59,838	100.00		—		59,838

Securities measured at fair value through profit or loss
Government and government funded institutions		25,543,224	34.63		—		25,543,224
Finance and insurance		35,810,087	48.54		—		35,810,087
Others		12,415,325	16.83		—		12,415,325

		73,768,636	100.00		—		73,768,636

Derivative financial assets
Government and government funded institutions		51,376	0.44		—		51,376
Finance and insurance		10,398,642	88.64		—		10,398,642
Others		1,280,749	10.92		—		1,280,749

		11,730,767	100.00		—		11,730,767

Securities measured at fair value through other comprehensive income
Government and government funded institutions		49,417,230	55.69		—		49,417,230
Finance and insurance		27,374,090	30.85		—		27,374,090
Others		11,944,676	13.46		—		11,944,676

		88,735,996	100.00		—		88,735,996

Securities measured at amortized cost
Government and government funded institutions		15,499,014	41.75		(787)		15,498,227
Finance and insurance		21,411,994	57.66		(16,228)		21,395,766
Others		219,940	0.59		(381)		219,559

		37,130,948	100.00		(17,396)		37,113,552

	￦	239,217,878		￦	(18,968)	￦	239,198,910

(In millions of Korean won)

	December 31, 2025
	Amount		%	Allowances		Carrying amount
Due from financial institutions measured at amortized cost
Government and government funded institutions	￦	548,066	1.68	￦	—	￦	548,066
Finance and insurance		32,020,992	98.32		(1,350)		32,019,642

		32,569,058	100.00		(1,350)		32,567,708

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		476,717	100.00		—		476,717

		476,717	100.00		—		476,717

Securities measured at fair value through profit or loss
Government and government funded institutions		27,525,884	34.17		—		27,525,884
Finance and insurance		37,931,231	47.09		—		37,931,231
Others		15,096,233	18.74		—		15,096,233

		80,553,348	100.00		—		80,553,348

Derivative financial assets
Government and government funded institutions		54,733	0.67		—		54,733
Finance and insurance		7,266,345	88.85		—		7,266,345
Others		856,978	10.48		—		856,978

		8,178,056	100.00		—		8,178,056

Securities measured at fair value through other comprehensive income
Government and government funded institutions		57,326,535	61.44		—		57,326,535
Finance and insurance		24,060,595	25.78		—		24,060,595
Others		11,925,289	12.78		—		11,925,289

		93,312,419	100.00		—		93,312,419

Securities measured at amortized cost
Government and government funded institutions		14,338,528	40.87		(1,054)		14,337,474
Finance and insurance		20,570,329	58.63		(15,924)		20,554,405
Others		175,632	0.50		(319)		175,313

		35,084,489	100.00		(17,297)		35,067,192

	￦	250,174,087		￦	(18,647)	￦	250,155,440

Summary of Credit Risk Regional Concentration Due Financial Institutions and Securities Excluding Equity Securities Derivative	Classifications of due from financial institutions, securities other than equity securities, and derivative financial assets by country as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	Amount		%	Allowances		Carrying amount
Due from financial institutions measured at amortized cost
Korea	￦	18,731,321	67.39	￦	(436)	￦	18,730,885
United States		2,946,827	10.60		(91)		2,946,736
Others		6,113,545	22.01		(1,045)		6,112,500

		27,791,693	100.00		(1,572)		27,790,121

Due from financial institutions measured at fair value through profit or loss
Korea		59,838	100.00		—		59,838

		59,838	100.00		—		59,838

Securities measured at fair value through profit or loss
Korea		65,276,781	88.48		—		65,276,781
United States		3,817,882	5.18		—		3,817,882
Others		4,673,973	6.34		—		4,673,973

		73,768,636	100.00		—		73,768,636

Derivative financial assets
Korea		5,153,264	43.93		—		5,153,264
United States		2,870,245	24.47		—		2,870,245
France		1,117,765	9.53		—		1,117,765
Singapore		370,823	3.16		—		370,823
Japan		377,000	3.21				377,000
Others		1,841,670	15.70		—		1,841,670

		11,730,767	100.00		—		11,730,767

Securities measured at fair value through other comprehensive income
Korea		81,111,331	91.40		—		81,111,331
United States		4,460,081	5.04		—		4,460,081
Others		3,164,584	3.56		—		3,164,584

		88,735,996	100.00		—		88,735,996

Securities measured at amortized cost
Korea		31,798,069	85.64		(12,389)		31,785,680
United States		1,862,402	5.02		(1,191)		1,861,211
Others		3,470,477	9.34		(3,816)		3,466,661

		37,130,948	100.00		(17,396)		37,113,552

	￦	239,217,878		￦	(18,968)	￦	239,198,910

(In millions of Korean won)

	December 31, 2025
	Amount		%	Allowances		Carrying amount
Due from financial institutions measured at amortized cost
Korea	￦	22,609,374	69.42	￦	(548)	￦	22,608,826
United States		3,471,363	10.66		—		3,471,363
Others		6,488,321	19.92		(802)		6,487,519

		32,569,058	100.00		(1,350)		32,567,708

Due from financial institutions measured at fair value through profit or loss
Korea		64,438	13.52		—		64,438
Others		412,279	86.48		—		412,279

		476,717	100.00		—		476,717

Securities measured at fair value through profit or loss
Korea		70,010,515	86.91		—		70,010,515
United States		4,926,498	6.12		—		4,926,498
Others		5,616,335	6.97		—		5,616,335

		80,553,348	100.00		—		80,553,348

Derivative financial assets
Korea		3,771,700	46.12		—		3,771,700
United States		1,673,866	20.47		—		1,673,866
France		554,494	6.78		—		554,494
Singapore		484,154	5.92		—		484,154
Japan		190,955	2.33				190,955
Others		1,502,887	18.38		—		1,502,887

		8,178,056	100.00		—		8,178,056

Securities measured at fair value through other comprehensive income
Korea		85,875,358	92.03		—		85,875,358
United States		4,292,703	4.60		—		4,292,703
Others		3,144,358	3.37		—		3,144,358

		93,312,419	100.00		—		93,312,419

Securities measured at amortized cost
Korea		30,412,261	86.69		(12,295)		30,399,966
United States		786,213	2.24		(755)		785,458
Others		3,886,015	11.07		(4,247)		3,881,768

		35,084,489	100.00		(17,297)		35,067,192

	￦	250,174,087		￦	(18,647)	￦	250,155,440

Summary of Remaining Contractual Maturity of Financial Assets and Liabilities Excluding Derivatives Cash Flow Hedging	Remaining contractual maturity of financial liabilities other than derivatives held for cash flow hedge, and off-balance
sheet items as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
Financial liabilities
Financial liabilities at fair value through profit or loss 1	￦	2,717,732	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,717,732
Financial liabilities designated at fair value through profit or loss 1		8,002,499		—		—		—		—		—		8,002,499
Derivatives held for trading 1		11,409,695		—		—		—		—		—		11,409,695
Derivatives held for hedging 2		—		7,538		12,221		85,101		64,760		(3,206)		166,414
Deposits 3		181,232,114		41,663,882		57,643,486		137,677,588		24,822,029		1,437,036		444,476,135
Borrowings		10,613,810		17,508,577		7,562,405		22,180,471		10,360,622		1,263,467		69,489,352
Debentures		1,113		4,138,143		6,683,638		21,458,905		42,772,744		5,955,515		81,010,058
Lease liabilities		196		30,683		56,903		227,390		606,547		122,502		1,044,221
Other financial liabilities		108,979		22,138,250		147,660		331,842		1,174,845		171,549		24,073,125

	￦	214,086,138	￦	85,487,073	￦	72,106,313	￦	181,961,297	￦	79,801,547	￦	8,946,863	￦	642,389,231

Off-balance sheet items
Commitments 4	￦	212,695,995	￦	—	￦	—	￦	—	￦	—	￦	—	￦	212,695,995
Acceptances and guarantees contracts 5		16,250,243		—		—		—		—		—		16,250,243
Financial guarantee contracts 5		6,674,740		—		—		—		—		—		6,674,740

	￦	235,620,978	￦	—	￦	—	￦	—	￦	—	￦	—	￦	235,620,978

(In millions of Korean won)

	December 31, 2025
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
Financial liabilities
Financial liabilities at fair value through profit or loss 1	￦	3,339,572	￦	—	￦	—	￦	—	￦	—	￦	—	￦	3,339,572
Financial liabilities designated at fair value through profit or loss 1		7,981,018		—		—		—		—		—		7,981,018
Derivatives held for trading 1		7,687,304		—		—		—		—		—		7,687,304
Derivatives held for hedging 2		—		10,774		12,157		263,427		81,649		(58)		367,949
Deposits 3		201,772,650		40,440,335		56,336,873		142,245,329		28,884,608		1,203,556		470,883,351
Borrowings		11,635,724		20,378,309		7,077,101		21,534,773		10,042,532		1,121,266		71,789,705
Debentures		868		4,812,305		7,215,145		26,911,817		43,479,691		2,313,102		84,732,928
Lease liabilities		609		33,862		58,736		232,067		619,002		26,140		970,416
Other financial liabilities		754,678		28,772,873		142,050		486,329		1,127,692		164,919		31,448,541

	￦	233,172,423	￦	94,448,458	￦	70,842,062	￦	191,673,742	￦	84,235,174	￦	4,828,925	￦	679,200,784

Off-balance sheet items
Commitments 4	￦	213,477,156	￦	—	￦	—	￦	—	￦	—	￦	—	￦	213,477,156
Acceptances and guarantees contracts 5		15,503,443		—		—		—		—		—		15,503,443
Financial guarantee contracts 5		7,209,320		—		—		—		—		—		7,209,320

	￦	236,189,919	￦	—	￦	—	￦	—	￦	—	￦	—	￦	236,189,919

1
Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.

2	Cash flows of derivatives held for hedging are shown at net amount of cash inflows and outflows by remaining contractual maturity.
3	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
4	Unused lines of credit within commitments are included in the ‘On demand’ category because payments can be requested at any time.
5	Cash flows under acceptances and financial guarantee contracts are classified based on the earliest period that the contract can be executed.

Summary of Cash Flows of Derivatives Held for Cash Flow Hedging	Contractual cash flows of derivatives held for cash flow hedge as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
Cash flow to be received (paid) of net-settled derivatives	￦	1,402	￦	6,654	￦	22,907	￦	51,167	￦	—	￦	82,130
Cash flow to be received of gross-settled derivatives		146,467		168,634		1,477,861		3,147,437		—		4,940,399
Cash flow to be paid of gross-settled derivatives		(192,685)		(272,362)		(1,616,687)		(3,663,434)		—		(5,745,168)

(In millions of Korean won)	December 31, 2025
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
Cash flow to be received (paid) of net-settled derivatives	￦	(26)	￦	3,844	￦	13,411	￦	16,830	￦	—	￦	34,059
Cash flow to be received of gross-settled derivatives		226,373		299,796		1,602,656		3,803,241		—		5,932,066
Cash flow to be paid of gross-settled derivatives		(277,652)		(406,140)		(1,770,081)		(4,313,738)		—		(6,767,611)

Summary of Value at Risk
Required equity capital of subsidiaries according to Basel III standardized approach for the year ended December 31, 2024 and 2025, are as follows:
Kookmin Bank

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	417,756	￦	52,293	￦	1,070	￦	471,119

(In millions of Korean won)	2025
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2025
	￦	427,455	￦	63,128	￦	1,243	￦	491,826

KB Securities Co., Ltd.

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	612,879	￦	282,755	￦	8,303	￦	903,937

(In millions of Korean won)	2025
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2025
	￦	779,454	￦	354,958	￦	8,149	￦	1,142,561
KB Kookmin Card Co., Ltd.

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	40,454	￦	—	￦	—	￦	40,454

(In millions of Korean won)	2025
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2025
	￦	37,487	￦	—	￦	—	￦	37,487
KB Asset Management Co., Ltd.

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	6,460	￦	747	￦	—	￦	7,207

(In millions of Korean won)	2025
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2025
	￦	25,461	￦	2,447	￦	—	￦	27,908
KB Capital Co., Ltd.

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	13,052	￦	—	￦	—	￦	13,052

(In millions of Korean won)	2025
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2025
	￦	13,486	￦	—	￦	—	￦	13,486

KB Investment Co., Ltd.

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	61,802	￦	5,597	￦	1	￦	67,400

(In millions of Korean won)	2025
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2025
	￦	97,962	￦	10,478	￦	5	￦	108,445
KB Data System Co., Ltd.

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	427	￦	—	￦	—	￦	427

(In millions of Korean won)	2025
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2025
	￦	369	￦	—	￦	—	￦	369

Summary of Classification of Time Buckets of Cash Flows
(Classification of time buckets of cash flows (19 buckets in total))

Time bucket intervals (D:Day M:Months Y:Years t cf :Repricing date)
Short-term rates	1D (0.0028Y)	1D< t cf ≤1M (0.0417Y)	1M< t cf ≤3M (0.1667Y)	3M< t cf ≤6M (0.375Y)	6M< t cf ≤9M (0.625Y)	9M< t cf ≤1Y (0.875Y)	1Y< t cf ≤1.5Y (1.25Y)	1.5Y< t cf ≤2Y (1.75Y)

Medium-term rates	2Y< t cf ≤3Y (2.5Y)	3Y< t cf ≤4Y (3.5Y)	4Y< t cf ≤5Y (4.5Y)	5Y< t cf ≤6Y (5.5Y)	6Y< t cf ≤7Y (6.5Y)

Long-term rates	7Y< t cf ≤8Y (7.5Y)	8Y< t cf ≤9Y (8.5Y)	9Y< t cf ≤10Y (9.5Y)	10Y< t cf ≤15Y (12.5Y)	15Y< t cf ≤20Y (17.5Y)	t cf >20Y (25Y)

*	The number in brackets is the time bucket’s midpoint.

Summary of Core Deposit and Average Maturity by Category for Non-maturity Deposits	(Caps on core deposit and average maturity by category for
non-maturity
deposits)

	Cap on proportion of core deposits (%)	Cap on average maturity of core deposits (years)

Retail/transactional	90	5
Retail/non-transactional	70	4.5
Wholesale	50	4

Summary of Changes in Equity and Earnings from Interest Rate Risk
(a) Kookmin Bank
ΔEVE is calculated by applying six interest rate shock and stress scenarios, and ΔNII is calculated by applying parallel shock up and parallel shock down scenarios. Results as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024				December 31, 2025
	Changes in the economic value of equity capital Δ EVE		Changes in net interest income Δ NII		Changes in the economic value of equity capital Δ EVE		Changes in net interest income Δ NII

Scenario 1 (Parallel shock up)	￦	830,102	￦	205,111	￦	990,410	￦	232,080
Scenario 2 (Parallel shock down)		—		—		—		99,869
Scenario 3 (Short rates down, long rates up)		398,065				664,573
Scenario 4 (Short rates up, long rates down)		447,275				327,654
Scenario 5 (Short rates shock up)		540,388				598,002
Scenario 6 (Short rates shock down)		132,113				226,291
Maximum out of six scenarios		830,102		205,111		990,410		232,080
Basic capital		35,059,009				36,960,176

Summary of Interest Rate Value at Risk
(b)
Non-bank
subsidiaries
ΔEVE is maximum out of six interest rate shock and stress scenarios, and ΔNII is maximum of parallel shock up and parallel shock down scenarios. Results as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024				December 31, 2025
	Δ EVE		Δ NII		Δ EVE		Δ NII

KB Securities Co., Ltd.	￦	88,676	￦	387,027	￦	70,256	￦	391,318
KB Kookmin Card Co., Ltd.		147,683		216,520		274,031		272,629
KB Capital Co., Ltd.		172,611		64,840		159,822		21,066
KB Savings Bank Co., Ltd.		15,125		568		5,822		99

Summary of Financial Instruments Foreign Currencies	Financial assets and liabilities denominated in foreign currencies
Details of financial instruments denominated in foreign currencies and translated into Korean won as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	USD		JPY		EUR		GBP		CNY		Others		Total

Financial assets
Cash and due from financial institutions	￦	9,171,037	￦	739,998	￦	328,861	￦	61,561	￦	566,160	￦	1,308,772	￦	12,176,389
Financial assets at fair value through profit or loss		8,481,069		3,104		945,556		152,459		404		447,628		10,030,220
Derivatives held for trading		288,228		8,111		10,297		616		13,604		3,450		324,306
Derivatives held for hedging		457,414		—		—		2		—		102		457,518
Loans measured at amortized cost		31,598,425		877,024		3,474,346		1,069,013		2,114,302		8,274,576		47,407,686
Financial assets at fair value through other comprehensive income		7,789,037		—		278,806		50,415		549,307		1,570,697		10,238,262
Financial assets at amortized cost		3,544,607		—		44,358		227,140		200,747		1,806,530		5,823,382
Other financial assets		3,621,636		38,182		97,946		44,483		57,331		310,716		4,170,294

	￦	64,951,453	￦	1,666,419	￦	5,180,170	￦	1,605,689	￦	3,501,855	￦	13,722,471	￦	90,628,057

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,024,957	￦	—	￦	—	￦	—	￦	—	￦	21,841	￦	1,046,798
Derivatives held for trading		724,036		48,351		76,968		214		3,002		8,932		861,503
Derivatives held for hedging		161,114		—		2,264		1,144		—		11,119		175,641
Deposits		30,041,679		1,658,775		1,645,279		1,058,101		2,519,261		5,036,555		41,959,650
Borrowings		16,231,860		452,189		1,492,914		229,757		372,293		3,495,867		22,274,880
Debentures		9,785,607		—		3,902,818		—		—		656,664		14,345,089
Other financial liabilities		4,567,800		129,853		115,012		26,017		88,768		113,785		5,041,235

	￦	62,537,053	￦	2,289,168	￦	7,235,255	￦	1,315,233	￦	2,983,324	￦	9,344,763	￦	85,704,796

(In millions of Korean won)	December 31, 2025
	USD		JPY		EUR		GBP		CNY		Others		Total

Financial assets
Cash and due from financial institutions	￦	10,254,448	￦	712,594	￦	415,862	￦	41,663	￦	838,694	￦	1,356,433	￦	13,619,694
Financial assets at fair value through profit or loss		10,388,505		38,112		1,201,278		200,651		3,008		600,243		12,431,797
Derivatives held for trading		141,239		118,786		7,950		22		1,953		1,738		271,688
Derivatives held for hedging		297,856		—		448		—		—		262		298,566
Loans measured at amortized cost		31,500,916		963,163		3,787,949		1,131,699		2,065,070		8,180,274		47,629,071
Financial assets at fair value through other comprehensive income		8,394,559		—		327,070		44,045		792,810		1,214,624		10,773,108
Financial assets at amortized cost		2,587,440		—		48,898		223,892		166,666		2,058,931		5,085,827
Other financial assets		3,977,269		238,243		151,066		46,328		81,261		520,470		5,014,637

	￦	67,542,232	￦	2,070,898	￦	5,940,521	￦	1,688,300	￦	3,949,462	￦	13,932,975	￦	95,124,388

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,285,152	￦	—	￦	—	￦	—	￦	—	￦	24,274	￦	1,309,426
Derivatives held for trading		666,912		60,816		53,484		22		48		3,710		784,992
Derivatives held for hedging		98,639		—		5,225		202		—		18,186		122,252
Deposits		30,952,175		1,651,890		2,034,883		786,465		3,059,147		5,757,021		44,241,581
Borrowings		15,145,672		114,964		1,135,089		260,739		772,626		3,369,771		20,798,861
Debentures		9,024,519		—		4,716,769		96,619		—		756,655		14,594,562
Other financial liabilities		4,610,825		173,320		270,574		45,494		73,907		882,401		6,056,521

	￦	61,783,894	￦	2,000,990	￦	8,216,024	￦	1,189,541	￦	3,905,728	￦	10,812,018	￦	87,908,195

Summary of Objectives Policies and Processes for Managing Capital
4.6 Capital Management
The Group complies with the capital adequacy standard established by the financial supervisory authority. This capital adequacy standard is based on Basel III revised by Basel Committee on Banking Supervision in Bank for International Settlements (“BIS”) in June 2011 and was implemented in Korea in December 2013. According to this standard, the Group is required to maintain a minimum capital adequacy ratio to risk-weighted assets (Common Equity Tier 1 Capital ratio of 9.0%, Tier 1 Capital ratio of 10.5%, and Total Capital ratio of 12.5%) as of December 31, 2025.

The Group’s capital is classified into three categories in accordance with the Detailed Regulations on Supervision of Financial Holding Companies as follows:

•
Common Equity Tier 1 Capital: Common equity Tier 1 Capital is the first to take losses of the Group and is the last to be compensated in liquidation of the Group and not repaid except for liquidation. It includes capital, capital surplus, retained earnings, non-controlling
interests of the consolidated subsidiaries, accumulated other comprehensive income, and other capital surplus, etc.

•
Additional Tier 1 Capital: Additional Tier 1 Capital includes capital, capital surplus, etc. related to the issuance of capital securities of a permanent nature that meets the conditional capital securities requirements.

•
Tier 2 Capital: Tier 2 Capital means capital that can compensate for losses of the Group upon liquidation, including (a) the amount of subordinated bonds with maturity of not less than 5 years that meet the conditional capital securities requirements, and (b) the allowances for credit losses accumulated on the loans which are classified as normal or precautionary in accordance with Regulations on Supervision of Financial Holding Companies, and others.

The risk-weighted assets are the magnitude of the amount of risk inherent in the total asset held by the Group. The Group calculates risk-weighted assets by each risk (credit risk, market risk, and operational risk) based on the Detailed Regulations on Supervision of Financial Holding Companies and uses them to calculate capital adequacy ratio.
The Group evaluates and manages capital adequacy through separate internal policies. The evaluation of capital adequacy compares the size of available capital (the amount of capital actually available) to the size of internal capital (the amount of capital required to cover all the significant risks faced by the Group under its target credit rating), which monitors financial soundness and provides a risk-adjusted performance measurement basis.
Internal capital refers to the capital required to prevent the insolvency from future unexpected losses. The Group operates a system to measure, allocate, and manage internal capital to major subsidiaries by risk type.
The Risk Management Committee of the Group determines the risk appetite of the Group, allocates internal capital by risk type and major subsidiaries, and major subsidiaries operate capital efficiently within the range of the allocated internal capital. The Risk Management Department of the Group monitors internal capital limit management and reports it to management and the Risk Management Committee. If the limit of internal capital is expected to be exceeded due to new businesses or business expansion, the Group’s capital adequacy management is carried out through review and approval by the Risk Management Committee in advance.
Details of the Group’s capital adequacy ratio in accordance with Basel III requirements as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025

Total Capital:	￦	56,849,484	￦	57,823,874
Tier 1 Capital		52,477,447		54,292,141
Common Equity Tier 1 Capital		46,794,302		49,353,374
Additional Tier 1 Capital		5,683,146		4,938,767
Tier 2 Capital		4,372,037		3,531,733
Risk-Weighted Assets:		345,980,580		356,995,709
Total Capital ratio (%):		16.43		16.20
Tier 1 Capital ratio (%)		15.17		15.21
Common Equity Tier 1 Capital ratio (%)		13.53		13.82